Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Payments
Schedule of changes in the number of SOPs and RSUs

SOPs	2023	WAEP (US$)	2022	WAEP (US$)	2021	WAEP (US$)

Outstanding on January 1	101,276,327	0.72	143,889,439	0.55	42,515,821	1.58
Granted during the year	-	-	-	-	1,141,362	23.75
Exercised during the year	(39,100,504)	0.21	(37,095,966)	0.12	(18,822,551)	0.38
Forfeited during the year	(2,233,761)		(5,517,146)		(853,059)
Balances before 6-for-1 forward share split	59,942,062	1.04	101,276,327	0.72	23,981,573	3.01
Issuance of options due to 6-for-1 forward split	-		-		119,907,866
Outstanding on December 31	59,942,062	1.04	101,276,327	0.72	143,889,439	0.55
Exercisable on December 31	53,561,964	0.94	81,813,095	0.55	101,416,310	0.33

RSUs	2023	WAGDFV (US$)	2022	WAGDFV (US$)	2021	WAGDFV (US$)

Outstanding on January 1	72,401,895	5.46	80,924,937	4.82	5,294,454	10.47
Granted during the year	35,823,472	4.97	32,294,522	5.47	13,103,243	36.65
Vested during the year	(29,212,440)	4.45	(27,322,614)	3.64	(3,092,289)	15.06
Forfeited during the year	(12,500,866)		(13,494,950)		(1,817,919)
Balances before 6-for-1 forward share split	66,512,061	5.66	72,401,895	5.46	13,487,489	28.91
Issuance of RSUs due to 6-for-1 forward split	-		-		67,437,448
Outstanding on December 31	66,512,061	5.66	72,401,895	5.46	80,924,937	4.82

Schedule of share-based compensation expense

	2023	2022 (i)	2021

SOP and RSU expenses and related corporate and social security taxes expenses	256,103	126,167	151,115
RSUs and SOPs grant - business combination	13,400	43,116	45,597
Awards expenses and related taxes	19,814	113,172	28,733
Fair value adjustment - hedge of corporate and social security taxes (note 19)	(33,703)	3,995	-
Total share-based compensation expenses (note 8)	255,614	286,450	225,445

Equity share-based compensation, net of shares withheld for employee taxes	160,309	201,991	139,025

(i) Prior to the contingent share award termination (see note 10b).

	2023	2022	2021
Liability provision for taxes presented as salaries, allowances and social security contributions	66,075	32,554	61,772

Schedule of SOP characteristics and the valuation model

	2023	2022	2021

Weighted average fair value of options granted during the year (US$)	-	-	2.58
Weighted average share fair value of options granted during the year (US$)	-	-	3.97
Exercise price of options granted during the year (US$)	-	-	3.98
Expected volatility in valuation of options granted during the year (%)	-	-	72.5 and 75.0
Risk–free interest rate p.y. in valuation of options granted during the year (%)	-	-	0.50
Weighted average share price at the date of exercise of options during the year (US$)	6.37	7.72	6.38
Weighted Average remaining contractual life of options outstanding at year-end	4.78	4.80	5.70

Range of exercise prices of options outstanding at year end (US$)
Zero to US$ 0.10	28.65%	45.07%	51.96%
US$ 0.11 to US$ 0.50	32.63%	28.20%	28.58%
US$ 0.51 to US$ 15.00	38.72%	26.73%	19.46%
Greater than US$ 15.01	-	-	-

Total cash to be received upon exercise of SOPs outstanding at year end
Vested	50,403	44,849	33,437
Unvested	12,125	28,169	46,146

Schedule of RSUs and Awards characteristics and the valuation model

	2023	2022

Most relevant vesting periods for the grants outstanding
3 years	55.81%	53.52%
5 years	34.69%	39.95%
Weighted-Average awards vesting period	3.8 years	Up to 3.2 years

Schedule of contingent share award

	2023	2022

Contingent share award termination	-	355,573